Segmented Information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented Information	Segmented InformationThe Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its regional geographic areas.
The Company’s reportable segments are Canada, United States, and Global. These reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities.

Segment performance is evaluated by the CEO based on project margin and is measured consistently with project margin in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Adjustments and Eliminations column. Reconciliations of project margin to net income before taxes and discontinued operations is included in the consolidated statements of income.

Reportable segments from continuing operations

	For the year ended December 31, 2022
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,375.5	3,099.5	1,344.3	5,819.3	(142.1)	5,677.2
Less inter-segment revenue	38.5	42.9	60.7	142.1	(142.1)	—
Gross revenue from external customers	1,337.0	3,056.6	1,283.6	5,677.2	—	5,677.2
Less subconsultants and other direct expenses	186.2	790.0	243.8	1,220.0	—	1,220.0
Total net revenue	1,150.8	2,266.6	1,039.8	4,457.2	—	4,457.2
Project margin	611.0	1,254.1	552.2	2,417.3	—	2,417.3

	For the year ended December 31, 2021
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,257.7	2,431.5	998.7	4,687.9	(111.1)	4,576.8
Less inter-segment revenue	31.8	31.3	48.0	111.1	(111.1)	—
Gross revenue from external customers	1,225.9	2,400.2	950.7	4,576.8	—	4,576.8
Less subconsultants and other direct expenses	157.4	600.7	182.6	940.7	—	940.7
Total net revenue	1,068.5	1,799.5	768.1	3,636.1	—	3,636.1
Project margin	571.9	977.8	413.6	1,963.3	—	1,963.3
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2022	December 31, 2021	For the year ended December 31
			2022	2021
	$	$	$	$
Canada	618.4	644.6	1,337.0	1,225.9
United States	1,982.0	1,880.0	3,056.6	2,400.2
United Kingdom	202.2	144.5	409.3	341.0
Australia	421.2	441.9	459.3	243.8
Other global geographies	164.1	156.8	415.0	365.9
	3,387.9	3,267.8	5,677.2	4,576.8

Non-current assets consist of property and equipment, lease assets, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets. Non-current assets at December 31, 2021 for Australia was restated from $325.6 to $441.9 and other global geographies from $273.1 to $156.8. An adjustment of $116.3 was made for certain assets in Australia that were previously grouped in other global geographies.

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2022	2021
	$	$
Infrastructure	1,597.6	1,266.2
Environmental Services	1,250.9	831.7
Water	1,137.2	994.8
Buildings	1,027.7	904.8
Energy & Resources	663.8	579.3
Total gross revenue from external customers	5,677.2	4,576.8

Customers
The Company has a large number of clients in various industries and sectors of the economy. No particular customer exceeds 10% of the Company’s gross revenue.